Note 1 - Organization and Description of Business (Details) - shares			9 Months Ended	12 Months Ended
	Oct. 17, 2016	Nov. 10, 2015	Sep. 30, 2016	Dec. 31, 2015	Nov. 11, 2015	Dec. 31, 2014	Nov. 12, 2014
Entity Incorporation, Date of Incorporation			Aug. 25, 1999	Aug. 25, 1999
Authorized Capital Stock							80,000,000
Common Stock, shares authorized			75,000,000	2,000,000,000		2,000,000,000	75,000,000
Preferred Stock, shares authorized			5,000,000	5,000,000		5,000,000	5,000,000
Capital Units, Authorized	2,005,000,000						80,000,000
Reverse Stock Splits Ratio	0.05
Mile High Brands
Business Acquisition, Percentage of Voting Interests Acquired		49.00%			49.00%
Gross Revenue Share		10.00%
Shares purchased		10,000,000		10,000,000
Common Stock
Common Stock, shares authorized	2,000,000,000
Common Stock | Mile High Brands
Shares Issued		500,000		500,000
Preferred Stock
Preferred Stock, shares authorized	5,000,000